Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Additions to right-of-use assets	$ 3,727,000	$ 0
Total cash outflow for leases	430,000	$ 355,000
Lease payment exoneration amount	$ 50,000
Malta
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
Israel
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
Uruguay
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
Uruguay | Dlocal Technologies S.A.
Disclosure Of Leases [Line Items]
Lease contract term	4 years
Lease extended term	5 years
Description of lease extended term	The term of 4 years can be extended for periods of 5 years, unless any of the parties informs the other of its decision to terminate with at least 120 days anticipation of the expiry date.
Incremental borrowing rate	6.52%
Uruguay | Dlocal Technologies S.A. | First year
Disclosure Of Leases [Line Items]
Lease payment structure	$ 140,000
Uruguay | Dlocal Technologies S.A. | Second year
Disclosure Of Leases [Line Items]
Lease payment structure	153,000
Uruguay | Dlocal Technologies S.A. | Third year
Disclosure Of Leases [Line Items]
Lease payment structure	171,000
Uruguay | Dlocal Technologies S.A. | Fourth year
Disclosure Of Leases [Line Items]
Lease payment structure	$ 175,000
Brazil
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
China
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
Chile
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
Argentina
Disclosure Of Leases [Line Items]
Leases contract term	one year or less